Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits [Abstract]
Beginning balance	$ 893	$ 688
Additions based on tax positions related to prior years	394
Additions based on tax positions related to current years	609	205
Balance at end of year	$ 1,896	$ 893